INTANGIBLE ASSETS	9 Months Ended
Sep. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS

NOTE 9. INTANGIBLE ASSETS

The Company’s intangible assets are as follows:

	September 30, 2023	December 31, 2022

Patents and licenses	$2,233,332	$2,147,728
Other	5,017	5,017
Total intangible assets gross	2,238,349	2,152,745
Less: accumulated amortization	(1,062,141)	(942,538)
Intangible assets, net	$1,176,208	$1,210,207

Patents and licenses costs are accounted for as intangible assets and amortized over the life of the patent or license agreement and charged to research and development.

Amortization expense related to purchased intangible assets was $40,797 and $46,458 for the three months ended September 30, 2023, and 2022, respectively. Amortization expense related to purchased intangible assets was $119,602 and $138,041 for the nine months ended September 30, 2023, and 2022, respectively.

Patents and trademarks are reviewed at least annually for impairment. No impairment was recorded through September 30, 2023, and December 31, 2022, respectively.

Future amortization of intangible assets is as follows:

2023	$41,002
2024	164,008
2025	164,008
2026	164,008
2027 and beyond	643,182
Total	$1,176,208